Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 81		$ 177	$ 81	$ 177	$ 105
Interest income on impaired loans	[1]	6,418	$ 5,994	5,712	$ 12,412	11,760
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 63	$ 124	$ 73		$ 151

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,915 for the three months ended April 30, 2022 (January 31, 2022 – $6,331; April 30, 2021 – $6,078) and for the six months ended April 30, 2022 – $13,246 (April 30, 2021 – $12,478).